Note 4 - Federal Income Taxes (Details) - Deferred Tax Liabilities and Assets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax liabilities:
Policy acquisition costs	$ 2,954,747	$ 3,452,732
Net unrealized gain on available-for-sale securities	9,140,543	5,108,319
Due premiums	1,068,415	1,145,646
Other	861,193	889,576
Total deferred tax liabilities	14,024,898	10,596,273
Deferred tax assets:
Benefit reserves	3,229,901	3,540,549
Other policyholder funds	376,530	474,581
AMT credit carryforwards	511,673	501,101
Accrued pension liability	1,748,090	981,867
Other	373,254	493,284
Total deferred tax assets	6,239,448	5,991,382
Net deferred tax liabilities	$ 7,785,450	$ 4,604,891